Average Annual Total Returns - Pinnacle Multi-Strategy Core Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.43%	10.48%	11.71%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)	2.01%
Pinnacle Multi-Strategy Core Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.17%	4.34%	6.12%
Pinnacle Multi-Strategy Core Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.73%	4.81%	5.95%
Pinnacle Multi-Strategy Core Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.88%	5.86%	7.02%
Pinnacle Multi-Strategy Core Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.04%	4.35%	5.85%
Pinnacle Multi-Strategy Core Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.05%	4.08%	5.20%

[1]	The S&P 500® Equal Weight Index (EWI) is the equal-weight version of the widely-used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.